Document and Entity Information	Aug. 05, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001661998
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	Q32 Bio Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38433
Entity Tax Identification Number	47-3468154
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	999-0232
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	QTTB
Entity Emerging Growth Company	false